Property And Equipment (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Property Plant And Equipment [Abstract]
Depreciation expense	$ 9.6	$ 11.1	$ 10.4